Acquisition - Schedule of Business Acquisitions (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Business Acquisition [Line Items]
Goodwill	$ 801.4	$ 795.6	$ 795.6
eOne Acquisition [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	54.1
Accounts receivable	287.6
Investment in films and television programs	367.9
Property and equipment	14.0
Intangible assets	4.0
Other assets	205.0
Accounts payable and accrued liabilities	(72.0)
Content related payable	(37.3)
Participations and residuals	(203.7)
Film related obligations	(105.8)
Other liabilities and deferred revenue	(134.5)
Preliminary fair value of net assets acquired	379.3
Goodwill	5.8
Preliminary purchase price consideration	$ 385.1